Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)		Series A Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member] [1]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 31, 2021		$ 1		[1]	$ 23,907,983	$ (9,756,222)		$ 14,151,762
Balance, shares at Mar. 31, 2021	[1]	1,200
Advances from Ecoark Holdings, Inc. to White River Holdings Corp, net				[1]	3,486,697			3,486,697
Cost allocations from Ecoark Holdings				[1]	(1,733,784)			(1,733,784)
Net loss for the year				[1]		(6,922,753)		(6,922,753)
Balance at Mar. 31, 2022		$ 1		[1]	25,660,896	(16,678,975)		8,981,922
Balance, shares at Mar. 31, 2022	[1]	1,200
Advances from Ecoark Holdings, Inc. to White River Holdings Corp, net				[1]	3,894,777			3,894,777
Net loss for the year				[1]		(43,089,977)		(43,089,977)
To reflect the reverse merger of White River Holdings Corp			$ 840	[1]	5,963,160			5,964,000
To reflect the reverse merger of White River Holdings Corp, shares	[1]		8,400,000
To record contribution of capital by Ecoark Holdings, Inc.				[1]	3,000,000			3,000,000
Preferred shares issued in PIPE, net of classification as liability	[2]			[1]
Common stock issued for services			$ 177	[1]	1,766,490			1,766,667
Common stock issued for services, shares	[1]		1,766,667
Investments by limited partners in WR Fund				[1]			3,250,000	3,250,000
Stock-based compensation				[1]	3,167,772			3,167,772
Balance at Mar. 31, 2023		$ 1	$ 1,017	[1]	$ 43,453,095	$ (59,768,952)	$ 3,250,000	$ (13,064,839)
Balance, shares at Mar. 31, 2023	[1]	1,200	10,166,667

[1]	On July 25, 2022, White River Holdings Corp acquired the Company in a share exchange. White River Holding’s parent, Ecoark was issued 1,200 Series A preferred stock of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these audited financial statements along with amounts due to Ecoark. that were exchanged for the Series A preferred stock. The reclassification to additional paid in capital were $28,953,510 and $25,058,733 as of July 25, 2022 and March 31, 2022, respectively, and are deemed to have been permanently contributed by Ecoark.
[2]	The entire value of the 205.8726308 Series C Preferred shares is reflected as a liability and thus not included herein.